Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited condensed consolidated balance sheet as of December 31, 2022, which has been derived from audited financial statements, and the unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information and include the accounts of the Company. Certain information and disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”) have been condensed or omitted.

In the opinion of management, these financial statements contain all material adjustments, consisting of normal recurring accruals, necessary to present fairly the financial position, results of operations and cash flows for the periods indicated. Operating results for the three months ended  March 31, 2023 are not necessarily indicative of results that may be expected for any other interim period or for the year ending December 31, 2023.

These unaudited interim condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements as of December 31, 2022 and 2021, and for the years ended December 31, 2022 and 2021, and the related notes included in our most recent Annual Report on Form 10-K for the year ended  December 31, 2022, which was filed with the SEC on March 31, 2023 (“Annual Report”).

Recently Adopted Accounting Guidance [Policy Text Block]

Recently Adopted Accounting Guidance

In January 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses on Financial Instruments which replaces incurred loss methodology to estimate credit losses on financial instruments with a methodology that reflects expected credit losses. This amendment affects entities holding financial assets that are not accounted for at fair value through net income including trade receivables. Subsequently FASB issued ASU 2020-02 which deferred the adoption date. The amendments in this ASU are effective for Emerging Growth Company entities, which elected to take advantage of the extended transition period, for fiscal years beginning after December 15, 2022. Early application of the amendments is permitted. The Company adopted the standard on January 1, 2023. The adoption of the standard did not have material impact on its condensed consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815 — 40)” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. The Company adopted the standard on January 1, 2022. The adoption of the standard did not have a material impact on its consolidated financial statements.

Recently Adopted Accounting Guidance

In February 2016, the Financial Account Standard Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Accounting Standards Codification (“ASC”)) and subsequently issued amendments to the initial guidance: ASU 2017-13, ASU 2018-10, ASU 2018-11, ASU 2018-20, ASU 2019-01, ASU 2019-10, ASU 2020-02, ASU 2020-05 and ASU 2021-05 (collectively, “ASC 842”). The Company adopted ASC 842 on January 1, 2022, using the modified retrospective approach and has elected not to restate comparative periods and record a cumulative-effect adjustment as of the effective date. ASC 842 requires companies to generally recognize on the balance sheet operating and finance lease liabilities and corresponding right-of-use (“ROU”) assets.

The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Company to carry forward its historical assessments of whether a contract contains a lease, lease classification and initial direct costs. The Company elected not to use hindsight in determining the lease term. The Company made the following other transition considerations and elections under ASC 842: (i) not to separate non-lease components for all classes of underlying assets, including under Leases (“ASC 840”) for the purpose of transition measurement; (ii) apply accounting similar to ASC 840 for operating lease with term of 12 months or less at the commencement date; (iii) consider remaining lease term as of the date of initial application in determining the incremental borrowing rate to be used to discount minimum rental payments for operating leases in transition.

The adoption of the new standard resulted in the recognition of ROU assets of $13.9 million, net of previously recognized deferred rent balance of $0.6 million and total lease liabilities of $14.5 million, including a current liability of $3.6 million, and corresponding deferred tax assets and liabilities, on the Company’s consolidated balance sheet as of January 1, 2022. The adoption had no significant impact on the Company’s consolidated statements of operations or cash flows.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (“ASC 805”), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with Revenue from contracts with customers (“ASC 606”). Generally, this new guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The new guidance should be applied prospectively to acquisitions occurring on or after the effective date. The standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not been issued. The Company early adopted the new standard on January 1, 2022. We applied the new guidance to the current year acquisitions. The adoption of the standard did not have any impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815 — 40)” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. The Company adopted the standard on January 1, 2022. The adoption of the standard did not have material impact on its consolidated financial statements.

Reclassification, Comparability Adjustment [Policy Text Block]

Comparative Data

Certain amounts from prior periods have been reclassed to conform to the current period presentation, including:

•	The reclassification of perpetual license revenue to be included in maintenance revenue on the condensed consolidated statements of operations for the three months ended March 31, 2022;
•	The reclassification of depreciation and amortization to be included in cost of revenue, sales and marketing, general and administrative and research and development on the condensed consolidated statements of operations for the three months ended March 31, 2022;
•	The reclassification of operating lease right-of-use assets expense to be separated from depreciation and amortization within net cash provided by (used in) operating activities on the condensed consolidated statements of cash flows for the three months ended March 31, 2022;
•	The reclassification of long-term unbilled receivables to be included in deferred contracts and other assets within net cash provided by (used in) operating activities on the condensed consolidated statements of cash flows for the three months ended March 31, 2022; and
•	The reclassification of provision for doubtful accounts and loss (gain) on disposal of property and equipment to be included in other within net cash provided by (used in) operating activities on the condensed consolidated statements of cash flows for the three months ended March 31, 2022.

Comparative Data

Certain amounts from prior periods have been presented separately or have been grouped to conform to the current period presentation, including:

●	The reclassification of long-term unbilled receivables to be included in other assets on the consolidated balance sheets as of December 31, 2021;
●

The reclassification of long-term unbilled receivables to be included in deferred contracts and other assets on the consolidated statements of cash flows for the years ended December 31, 2021 and 2020;

●

The reclassification of provision for doubtful accounts and loss (gain) on disposal of property and equipment to be included in other on the consolidated statements of cash flows for the years ended December 31, 2021 and 2020; and

●	The payments of transaction fees to be included in proceeds from recapitalization of Apex shares on the consolidated statements of cash flows for the year ended December 31, 2021.

Business Combinations Policy [Policy Text Block]

Business Combination

When we consummate a business combination, the assets acquired and the liabilities assumed are recognized separately from goodwill at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of the fair value of consideration transferred over the acquisition date fair value of the net identifiable assets acquired. While best estimates and assumptions are used to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill as we obtain new information about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. Upon the earlier of the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, any subsequent adjustments are recorded in the condensed consolidated statements of operations. Acquisition-related costs were immaterial and were expensed as incurred. Pro forma historical results of operations related to the business combinations closed in 2022 have not been presented because they are not material business combinations to our condensed consolidated financial statements, either individually or in aggregate.

Business Combination

When we consummate a business combination, the assets acquired, and the liabilities assumed are recognized separately from goodwill at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of the fair value of consideration transferred over the acquisition date fair value of the net identifiable assets acquired. While best estimates and assumptions are used to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill as we obtain new information about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. Upon the earlier of the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, any subsequent adjustments are recorded in the consolidated statements of operations. Acquisition-related costs were immaterial and were expensed as incurred. Pro forma historical results of operations related to the business combinations closed in 2022 have not been presented because they are not material business combinations to our consolidated financial statements, either individually or in aggregate.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill represents the excess of the fair value of consideration transferred over the fair value of net identifiable assets acquired.

We review goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. We have elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of our single reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative goodwill impairment test. If we determine that it is more likely than not that its fair value is less than its carrying amount, then the quantitative goodwill impairment test will be performed. The quantitative goodwill impairment test identifies goodwill impairment and measures the amount of goodwill impairment loss to be recognized by comparing the fair value of our single reporting unit with its carrying amount. If the fair value exceeds its carrying amount, no further analysis is required; otherwise, any excess of the goodwill carrying amount over the implied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

No other events or circumstances changed since the acquisitions that would indicate that the fair value of our reporting unit is below its carrying amount. No impairment was deemed necessary as of March 31, 2023 or December 31, 2022.

Goodwill

Goodwill represents the excess of the fair value of consideration transferred over the fair value of net identifiable assets acquired.

We review goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. We have elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of our single reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative goodwill impairment test. If we determine that it is more likely than not that its fair value is less than its carrying amount, then the quantitative goodwill impairment test will be performed. The quantitative goodwill impairment test identifies goodwill impairment and measures the amount of goodwill impairment loss to be recognized by comparing the fair value of our single reporting unit with its carrying amount. If the fair value exceeds its carrying amount, no further analysis is required; otherwise, any excess of the goodwill carrying amount over the implied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

During the year ended December 31, 2022, the goodwill was not impaired. There was no goodwill as of December 31, 2021 or as of December 31, 2020.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible Assets, net

Intangible assets primarily consist of customer related assets and acquired software and technology. Typical customer related assets include order backlogs and customer relationships. Intangible assets that have finite useful lives are amortized over their useful lives on a straight-line basis, which range from one year to ten years. We evaluate the recoverability of intangible assets periodically by considering events or circumstances that may warrant revised estimates of useful lives or that indicate the asset may be impaired.

Intangible Assets, net

Intangible assets primarily consist of customer related assets and acquired software and technology. Typical customer related assets include order backlogs and customer relationships. Intangible assets that have finite useful lives are amortized over their useful lives on a straight-line basis, which range from one year to ten years. We evaluate the recoverability of intangible assets periodically by considering events or circumstances that may warrant revised estimates of useful lives or that indicate the asset may be impaired.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in our condensed consolidated financial statements and accompanying notes. We base our estimates and assumptions on historical experience and on various other assumptions that we believe are reasonable under the circumstances. The amounts of assets and liabilities reported in our condensed consolidated balance sheets and the amounts of revenue and expenses reported for each of its periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition, deferred contract costs, valuation of goodwill and other intangible assets, income taxes and related reserves, stock-based compensation, purchase price in a business combination, and earn-out liabilities. Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes. We base our estimates and assumptions on historical experience and on various other assumptions that we believe are reasonable under the circumstances. The amounts of assets and liabilities reported in our consolidated balance sheets and the amounts of revenue and expenses reported for each of its periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition, allowance for doubtful accounts, deferred contract costs, valuation of goodwill and other intangible assets, income taxes and related reserves, stock-based compensation, purchase price in a business combination, and earn-out liabilities. Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

The Company has foreign operations where the functional currency has been determined to be the local currency, in accordance with FASB ASC 830, Foreign Currency Matters. Adjustments resulting from translating such foreign functional currency assets and liabilities into U.S. dollars, based on current exchange rates, are recorded as a separate component of stockholders’ equity under the caption, accumulated other comprehensive income. Revenue and expenses are translated using average rates prevailing during the period. Transaction gains and losses arising from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in other income (expense), net in the Company’s condensed consolidated statements of operations. Transaction losses totaled $0.3 million and $0.2 million for the three months ended March 31, 2023 and 2022, respectively.

Foreign Currency

The Company has foreign operations where the functional currency has been determined to be the local currency, in accordance with FASB ASC 830, Foreign Currency Matters. Adjustments resulting from translating such foreign functional currency assets and liabilities into U.S. dollars, based on current exchange rates, are recorded as a separate component of stockholders’ deficiency under the caption, accumulated other comprehensive income. Revenue and expenses are translated using average rates prevailing during the period. Transaction gains and losses arising from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in other income (expense), net in the Company’s consolidated statements of operations. Transaction gains totaled $0.1 million for the year ended December 31, 2022, transaction losses totaled $0.9 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company maintains cash with several high credit-quality financial institutions. The Company considers all investments available with original maturities of three months or less to be cash equivalents. These investments are not subject to significant market risk. The Company maintains its cash and cash equivalents in bank accounts which, at times, exceed the federally insured limits. The Company has not experienced any losses in such accounts. The Company maintains cash balances used in operations at entities based in countries which imposes regulations that limit the ability to transfer cash out of the country. As of March 31, 2023 and December 31, 2022, the Company’s cash balances at these entities were $7.8 million and $10.8 million, respectively. For purposes of the condensed consolidated statements of cash flows, cash includes all amounts in the condensed consolidated balance sheets captioned cash and cash equivalents.

Cash and Cash Equivalents

The Company maintains cash with several high credit-quality financial institutions. The Company considers all investments available with original maturities of three months or less to be cash equivalents. These investments are not subject to significant market risk. The Company maintains its cash and cash equivalents in bank accounts which, at times, exceed the federally insured limits. The Company has not experienced any losses in such accounts. The Company maintains cash balances used in operations at entities based in countries which impose regulations that limit the ability to transfer cash out of the country. As of December 31, 2022 and 2021, the Company’s cash balances at these entities were $10.8 million and $9.3 million, respectively. For purposes of the consolidated statements of cash flows, cash includes all amounts in the consolidated balance sheets captioned cash and cash equivalents.

Investment, Policy [Policy Text Block]

Short-Term Investments

Short-term investments consist mainly of U.S. treasury bills and certificates of deposit held by financial institutions which have an initial maturity of greater than three months but less than or equal to one year at period end.

Based on our intentions regarding these investments, we classify substantially all of our investments as available-for-sale. We carry these securities at fair value, and report the unrealized gains and losses, net of taxes, as a component of stockholders’ equity, except for any unrealized losses determined to be related to credit losses, which we record within non-operating income, net in the accompanying condensed consolidated statements of operations. Substantially all of our investments are classified as current based on the nature of the investments and their availability for use in current operations.

Short-Term Investments

Short-term investments consist mainly of certificates of deposit held by financial institutions which have an initial maturity of greater than three months but less than or equal to one year at period end.

Prepaid Expenses and Other Assets [Policy Text Block]

Prepaid Expenses and Other Current Assets

The Company recognizes payments made for services to be received in the near future as prepaid expenses and other current assets. Prepaid expenses and other current assets consist primarily of payments related to insurance premiums, prepaid rent, prepaid subscriptions, and other costs. The prepaid expenses balance as of March 31, 2023 and December 31, 2022 were $5.3 million and $7.1 million, respectively.

Prepaid Expenses and other Current Assets

The company recognizes payments made for services to be received in the near future as prepaid expenses and other current assets. Prepaid expenses and other current assets consist primarily of payments related to insurance premium, prepaid rent, prepaid subscriptions, and other costs. The prepaid expense balance as of December 31, 2022 and December 31, 2021 were $7.1 million and $5.7 million, respectively.

Deferred Charges, Policy [Policy Text Block]

Deferred Contract Costs

We defer sales commissions earned by our sales force that are considered to be incremental and recoverable costs of obtaining SaaS, term license and support, service, perpetual license and maintenance contracts. We have structured commissions plans such that the commission rate paid on renewal contracts are less than those paid on the initial contract; therefore, it is determined that the renewal commissions are not commensurate with the initial commission that are deferred and amortized. We determine the estimated average customer relationship period and average renewal term utilizing a portfolio approach. Deferred costs are periodically reviewed for impairment.

Amortization of deferred contract costs of $4.2 million and $3.0 million for the three months ended March 31, 2023 and 2022, respectively, is included as a component of sales and marketing expenses in our condensed consolidated statements of operations. Deferred contract costs recognized as a contract asset on our balance sheet was $47.8 million and $48.6 million at March 31, 2023 and December 31, 2022, respectively.

Deferred Contract Costs

We defer sales commissions earned by our sales force that are considered to be incremental and recoverable costs of obtaining or renewing SaaS, term license and support, service, perpetual license and maintenance contracts. We have structured commissions plans such that the commission rate paid on renewal contracts are less than those paid on the initial contract; therefore, it is determined that the renewal commissions are not commensurate with the initial commission and thus capitalized as deferred contract costs. We determine the estimated average customer relationship period and average renewal term utilizing a portfolio approach. No impairment was recorded for the years ended December 31, 2022, 2021, and 2020.

Amortization of deferred contract costs of $13.4 million, $9.5 million, and $10.5 million for the years ended December 31, 2022, 2021, and 2020, respectively, is included as a component of sales and marketing expenses in our consolidated statements of operations. Deferred contract costs recognized as a contract asset on our balance sheet was $48.6 million and $38.9 million as of December 31, 2022 and 2021, respectively.

Revenue from Contract with Customer [Policy Text Block]

Revenue Recognition

The Company derives revenue from four primary sources: SaaS, term license and support, services, and maintenance. Services include installation services, training and other consulting services. The following table presents our revenue by source:

	Three Months Ended
	March 31,
	2023	2022
	(in thousands)
Revenue:
SaaS	$35,512	$26,553
Term license and support	10,904	10,202
Services	9,747	8,925
Maintenance	3,409	4,611
Total revenue	$59,572	$50,291

Term license revenue recognized at point in time was $5.9 million and $6.2 million for the three months ended March 31, 2023 and 2022, respectively.

We use judgement in determining the relative standalone selling price (“SSP") for products and services. For substantially all performance obligations except term licenses, we are able to establish the SSP based on the observable prices of products or services sold separately in comparable circumstances to similar customers. We typically establish an SSP range for our products and services which is reassessed on a periodic basis or when facts and circumstances change. Term licenses are sold only as a bundled arrangement that includes the rights to a term license and support. In determining the SSP of license and support in a term license arrangement, we apply observable inputs using the value relationship between support and term licenses, the value relationship between support and perpetual licenses, the average economic life of our products, software renewal rates and the price of the bundled arrangement in relation to the perpetual licensing approach. Using a combination of the relative fair value method or the residual value method, the SSP of the performance obligations in an arrangement is allocated to each performance obligation within a sales arrangement.

In rare cases when the software and the related when-and-if available updates are critical to the combined utility of the software, the Company has determined this to be one performance obligation and revenue is recognized ratably over the license term.

Accounts receivable, net is inclusive of accounts receivable, current unbilled receivables and long-term unbilled receivables, net of allowance for doubtful accounts. We record an unbilled receivable when revenue is recognized prior to invoicing. We have a well-established collection history from our direct and indirect sales. We periodically evaluate the collectability of our accounts receivable and provide an allowance for doubtful accounts as necessary, based on the age of the receivable, expected payment ability, and collection experience. As of March 31, 2023 and December 31, 2022, the allowance for doubtful accounts was not material.

We record deferred revenue in the condensed consolidated balance sheets when cash is collected or invoiced before revenue is earned. Deferred revenue as of March 31, 2023 and December 31, 2022 was $99.2 million and $101.5 million, respectively. Revenue recognized that was included in the opening deferred revenue balance was $35.0 million for the three months ended March 31, 2023.

The opening and closing balances of the Company's accounts receivable, net, deferred revenue and deferred contract costs are as follows:

	Accounts		Deferred
	receivable,	Deferred	contract
	net	revenue	costs
	(in thousands)
Balance, December 31, 2022	$73,348	$101,490	$48,553
Balance, March 31, 2023	60,738	99,189	47,794

There were no significant changes to the Company’s contract assets or liabilities during the year ended December 31, 2022 and the three months ended March 31, 2023 outside of its sales activities.

As of March 31, 2023, transaction price allocated to remaining performance obligations, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods, was $238.6 million, of which $186.4 million is related to SaaS and term license and support revenue. AvePoint expects to recognize approximately 64% of the total transaction price allocated to remaining performance obligations over the next twelve months and the remainder thereafter.

Revenue Recognition

We derive revenue from four primary sources: SaaS, term license and support, services, and maintenance.

The following table presents our revenue by source:

	For the Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenue:
SaaS	$117,180	$85,580	$52,074
Term license and support	57,214	50,970	38,949
Services	41,283	31,919	34,140
Maintenance	15,868	21,022	23,462
Perpetual license	794	2,418	2,908
Total revenue	$232,339	$191,909	$151,533

Term license and perpetual license revenue recognized at point in time was $40.0 million, $39.7 million, and $32.4 million for the years ended December 31, 2022, 2021, and 2020, respectively. The remaining revenue amount is recognized over time.

Our sources of revenue mainly include:

●

SaaS and term license and support revenue includes revenue from the sale of SaaS and term license and support, versions of our software and related customer support. SaaS revenue is recognized ratably over the term of the contract. Term license revenue includes distinct on-premises license and support performance obligations. The license is generally recognized upfront at the point in time when the software is made available to the customer to download and use, and the support is recognized ratably over the term of the contract.

●

Perpetual license revenue is recognized upfront upon delivery of the licensed product and/or the utility that enables the customer to access authorization keys, provided that an enforceable contract has been received. Typically, our perpetual licenses are sold with post-contract support (PCS), which includes unspecified technical enhancements and customer support. Revenue from PCS is classified as maintenance revenue and is recognized ratably over the term of the contract, which is typically one year, as we satisfy the PCS performance obligation.

●

Services revenue includes revenue derived primarily from the implementation of software, training, consulting, and migrations. We also offer license customization and managed services. Services revenue from implementation, training, consulting, migration, and license customization is recognized by applying a measure of progress, such as labor hours to determine the percentage of completion of each contract. Services revenue from managed services is recognized ratably on a straight-line basis over the contract term.

In rare cases when the software and the related when-and-if available updates are critical to the combined utility of the software, the Company has determined this to be one performance obligation and revenue is recognized ratably over the license term.

ASC 606 is a single standard for revenue recognition that applies to all of our SaaS, term license and support, services, perpetual license and maintenance arrangements and generally requires revenue to be recognized upon the transfer of control of promised goods or services provided to its customers, reflecting the amount of consideration it expects to receive for those goods or services. Pursuant to ASC 606, revenue is recognized upon the application of the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the contractual performance obligations are satisfied.

The timing of revenue recognition may differ from the timing of invoicing to our customers. We record an unbilled receivable when revenue is recognized prior to invoicing. Current unbilled receivables are included in accounts receivable, net in the consolidated balance sheets. Long-term unbilled receivables that are expected to be billed more than twelve months after the period end are included within other assets in the consolidated balance sheets. We record deferred revenue in the consolidated balance sheets when cash is collected or invoiced before revenue is earned. Our standard payment terms are generally net 30 days. Invoices for SaaS, term license and support and maintenance are generally issued annually in advance or when the license is made available for customer use. Invoices for license contracts are generally issued when the license is available for the customer for download. Services are generally invoiced in advance or as the services are performed.

Total deferred revenue as of December 31, 2021, was $82.3 million, of which $72.3 million was recognized as revenues for the year ended December 31, 2022.

The opening and closing balances of the Company’s accounts receivable, net, deferred revenue and deferred contract costs are as follows:

	Accounts receivable, net (1)	Deferred revenue	Deferred Contract costs
	(in thousands)
Opening (January 1, 2021)	$53,749	$74,688	$31,943
Closing (December 31, 2021)	61,335	82,332	38,926
Increase/(decrease)	7,586	7,644	6,983

Opening (January 1, 2022)	$61,335	$82,332	$38,926
Closing (December 31, 2022)	73,348	101,490	48,553
Increase/(decrease)	12,013	19,158	9,627

(1) Accounts receivable, net is inclusive of accounts receivable, net of allowance for doubtful accounts, current unbilled receivables and long-term unbilled receivables.

Our revenue arrangements generally include standard warranty or service level provisions that its arrangements will perform and operate in all material respects as defined in the respective agreements, the financial impacts of which have historically been and are expected to continue to be insignificant. Our arrangements generally do not include a general right of return relative to the delivered products or services. We recognize revenue net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Many of our contracts include multiple performance obligations. Judgment is required in determining whether each performance obligation is distinct. Our products and services generally do not require a significant amount of integration or interdependency; therefore, the Company’s products and services are generally not combined. We allocate the transaction price for each contract to each performance obligation based on the relative standalone selling price (“SSP”) for each performance obligation within each contract.

We use judgment in determining the SSP for products and services. For substantially all performance obligations except term licenses, we are able to establish the SSP based on the observable prices of products or services sold separately in comparable circumstances to similar customers. We typically establish an SSP range for our products and services which is reassessed on a periodic basis or when facts and circumstances change. Term licenses are sold only as a bundled arrangement that includes the rights to a term license and support.

In determining the SSP of license and support in a term license arrangement we apply observable inputs using the value relationship between support and term license, the value relationship between support and perpetual licenses, the average economic life of our products, software renewal rates and the price of the bundled arrangement in relation to the perpetual licensing approach. Using a combination of the relative fair value method or the residual value method, the SSP of the performance obligations in an arrangement is allocated to each performance obligation within a sales arrangement.

As of December 31, 2022, transaction price allocated to remaining performance obligations, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods, was $237.8 million, of which $186.3 million is related to SaaS and term license and support revenue. We expect to recognize approximately 64% of the total transaction price allocated to remaining performance obligations over the next twelve months and the remainder thereafter.

We utilize indirect sales channels which utilize Channel Partners. These deals are executed in one of two ways:

1.	Channel Partner as Customer

In the first form of these arrangements, the Channel Partner purchases the products from us at a discounted price and resells the products to end users at a price determined by the Channel Partner. In this scenario, the Channel Partner is the entity that has contracted with us and therefore is determined to be our customer. We recognize revenue when control of the goods and/or services are transferred to the customer. In this first form of the sales transaction, revenue recognition occurs upon transfer to the Channel Partner (acting as reseller) or as directed by the Channel Partner (acting as reseller) to its customer.

2.	End User as Customer

In the second form, we bill the end user, and the Channel Partner receives a commission. Upon analysis of deals executed through the second form of these channels, we determined that the end user represents our customer due to the fact that the end user purchased goods and/or services that are outputs of our ordinary activities. Consequently, Channel Partners utilized in deals executed through this second model are deemed to be agents of the transaction. In this second form of these arrangements, we recognize revenue upon transfer of the goods and/or services to the end user.

Share-Based Payment Arrangement [Policy Text Block]

Stock-Based Compensation

Stock-based compensation represents the cost related to stock-based awards granted to employees. To date, we have issued both stock options and restricted stock units (“RSUs”). With respect to equity-classified awards, the Company measures stock-based compensation cost at the grant date based on the estimated fair value of the award and recognizes the cost ratably (net of estimated forfeitures) over the requisite service period. With respect to liability-classified awards, the Company measures stock-based compensation cost at the grant date and at each reporting period based on the estimated fair value of the award. Stock-based compensation cost is recognized ratably over the requisite service period, net of actual forfeitures in the period.

We estimate the fair value of stock options using the Black-Scholes valuation model. The Black-Scholes model requires highly subjective assumptions in order to derive the inputs necessary to calculate the fair value of stock options. To estimate the expected term of stock options, the Company considers the contractual terms of the options, including the vesting and expiration periods, as well as historical option exercise data and current market conditions to determine an estimated expected term. The Company’s historical experience is too limited to be able to reasonably estimate the expected term. Expected volatility is based on historical volatility of a group of peer entities. Dividend yields are based upon historical dividend yields. Risk-free interest rates are based on the implied yields currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected term.

Stock-Based Compensation

Stock-based compensation represents the cost related to stock-based awards granted to employees. To date, we have issued both stock options and restricted stock units (“RSUs”). With respect to equity-classified awards, the Company measured stock-based compensation cost at the grant date based on the estimated fair value of the award and recognizes the cost as expense ratably (net of estimated forfeitures) over the requisite service period. With respect to liability-classified awards, the Company measures stock-based compensation cost at the grant date and at each reporting period based on the estimated fair value of the award. Stock-based compensation cost is recognized ratably over the requisite service period, net of actual forfeitures in the period.

We estimate the fair value of stock options using the Black-Scholes valuation model. The Black-Scholes model requires highly subjective assumptions in order to derive the inputs necessary to the calculate the fair value of stock options. To estimate the expected term of stock options, the Company considered contractual terms of the options, including the vesting and expiration periods, as well as historical option exercise data and current market conditions to determine an estimated expected term. The Company’s historical experience is too limited to be able to reasonably estimate expected term. Expected volatility is based on historical volatility of a group of peer entities. Dividend yields are based upon historical dividend yields. Risk-free interest rates are based on the implied yields currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected term.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to difference between financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled.

We recognize liabilities for uncertain tax positions taken or expected to be taken in income tax returns. Accrued interest and penalties related to unrecognized tax benefits are recognized as part of the provision for income taxes. Judgment is required in determining the provision for income taxes, deferred tax assets and liabilities and unrecognized tax benefits. In determining the need for a valuation allowance, the historical and projected financial performance of the operation that is recording a net deferred tax asset is considered along with any other pertinent information.

We file income tax returns in the U.S. federal, various states and foreign jurisdictions. The tax years 2019 through 2022 are open and subject to audit by US federal, state and local authorities. The tax years 2012 through 2022 are open and subject to audit by foreign tax jurisdictions.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the difference between financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled.

We recognize liabilities for uncertain tax positions taken or expected to be taken in income tax returns. Accrued interest and penalties related to unrecognized tax benefits are recognized as part of the provision for income taxes. Judgment is required in determining the provision for income taxes, deferred tax assets and liabilities and unrecognize tax benefits. In determining the need for a valuation allowance, the historical and projected financial performance of the operation that is recording a net deferred tax asset is considered along with any other pertinent information.

We file income tax returns in the U.S. federal, various states and foreign jurisdictions. The tax years 2018 through 2021 are open and subject to audit by U.S. federal, state and local authorities. The tax years 2012 through 2021 are open and subject to audit by foreign tax jurisdictions.

Emerging Growth Company [Policy Text Block]

Emerging Growth Company

The Company is considered an emerging growth company. Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under Section 21E of the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Emerging Growth Company

The Company is considered an emerging growth company. Section 102(b)(1) of the Jobs Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

New Accounting Pronouncements, Policy [Policy Text Block]	Recent Accounting Pronouncements Recently issued accounting pronouncements are not expected to have a material impact on our financial position, results of operations or cash flows upon adoption.

Recent Accounting Pronouncements

In January 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses on Financial Instruments,” which replaces incurred loss methodology to estimate credit losses on financial instruments with a methodology that reflects expected credit losses. This amendment affects entities holding financial assets that are not accounted for at fair value through net income including trade receivables. Subsequently FASB issued ASU 2020-02 which deferred the adoption date. The amendments in this ASU are effective for EGC entities, which elected to take advantage of the extended transition period, for fiscal years beginning after December 15, 2022. Early application of the amendments is permitted. The adoption of the standard will not have a material impact on the Company’s consolidated financial statements.

While we generally expect the financial records to be impacted by the requirements highlighted above, we cannot reasonably estimate the impact that adoption of the ASUs referenced in this announcement is expected to have on the financial statements at this time.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]

Allowance for Doubtful Accounts

The Company evaluates the collectability of its accounts receivable based on a combination of factors. Where we are aware of circumstances that may impair a specific customer’s ability to meet its financial obligations, we record a specific allowance against amounts due. For all other customers, we recognize allowances for doubtful accounts based on the length of time the receivables are outstanding, the current business environment and its historical experience. Accounts are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. As such, we present trade receivables at their net estimated realizable value through use of the allowance for doubtful accounts.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost and depreciated on a straight-line basis over the shorter of their estimated useful lives or related contract terms beginning in the year the asset was placed into service.

We depreciate computer equipment and software generally over a period of three years. We amortize leasehold improvements over the shorter of the remaining lease term or the estimated useful lives of the assets. We depreciate furniture and fixture generally over a period of seven years. We depreciate buildings over a period of forty years. We depreciate office equipment generally over a period of five years. Depreciation and amortization for buildings, information technology assets, leasehold improvements, and furniture and fixtures commences once they are ready for our intended use.

Normal repair and maintenance costs are expensed as incurred. We write off depreciated assets that are no longer in service.

We evaluate long-lived assets, which include leasehold improvements and equipment subject to depreciation and amortization, for impairment whenever events or changes in business circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss will be recognized when the aggregate of estimated undiscounted future cash flows expected to result from the use and the eventual disposition of the long-lived assets less than its carrying amount. Impairment, if any, is determined based on the fair value of the long-lived asset.

There were no impairment charges recognized during the years ended December 31, 2022, 2021, and 2020 respectively.

We evaluate the portion of depreciation and amortization expense attributable to cost of revenue based on organizational headcount directly attributable to the generation of revenue. Based on this evaluation, we have determined that depreciation and amortization attributable to cost of revenue is not material; therefore, the full expense has been recorded in operating expenses in the consolidated statements of operations.

Software to be Sold, Leased, or Otherwise Marketed and Internal Use Software, Policy [Policy Text Block]

Software Development Costs

Costs incurred in the development of new software products and enhancements to existing software products to be accounted for under software revenue recognition guidance are accounted for in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed, or ASC 985-20. These costs, consisting primarily of salaries and related payroll costs, are expensed as incurred until technological feasibility has been established. After technological feasibility is established, costs are capitalized in accordance with ASC 985-20. The Company’s primary on-premises product is DocAve which is within the scope of subtopic 985-20. DocAve has been on the market since 2002. Typically, the economic life of software produced is less than five years. As such, any costs subject to capitalization under ASC 985-20 would be fully amortized at this time. As a result, no internally generated software development costs have been capitalized as of December 31, 2022 and 2021.

We account for costs to develop or obtain internal-use software and implementation costs incurred in hosting arrangements in accordance with ASC 350-40, Internal-Use Software, or ASC 350-40. We also account for costs of significant upgrades and enhancements resulting in additional functionality under ASC 350-40. These costs are primarily software purchased for internal-use, purchased software licenses, implementation costs, and development costs related to our hosted product, which is accessed by customers on a subscription basis. Costs incurred for maintenance, training, and minor modifications or enhancements are expensed as incurred. Internal-use software is amortized on a straight-line basis over its estimated useful life, which is generally three years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. Internally developed software costs required to be capitalized as defined by the accounting guidance are not material to our consolidated financial statements.

Redeemable Noncontrolling Interest [Policy Text Block]

Redeemable Noncontrolling Interest

As of December 31, 2022 and 2021, the Company owned 73.82% and 76.09% of AvePoint EduTech Pte. Ltd. (“EduTech”), respectively.

AEPL PTE. LTD. (“AEPL”)

As part of AEPL’s investment in EduTech, the Company granted AEPL a put option which allows AEPL to cause the Company to repurchase AEPL’s shares in EduTech at any time between December 24, 2022, and December 24, 2023, at a price equal to AEPL’s initial investment of approximately $8.3 million. Consequently, the Company records redeemable noncontrolling interest as mezzanine equity in its consolidated balance sheets. At each reporting period, the Company increases the carrying amount of the redeemable noncontrolling interest by periodic accretions using the interest method so that the carrying amount will equal the redemption amount on the date that the put option becomes exercisable, and adjustments to the value are recorded as net income attributable to redeemable noncontrolling interest. As of December 31, 2022 and 2021, AEPL owned 23.20% and 23.91% of EduTech, respectively.

I-Access Solutions Pte. Ltd. (“I-Access”)

On February 18, 2022, (the “I-Access Closing Date”), EduTech consummated its acquisition of all of the ordinary shares of I-Access, a Singapore limited company. As a result, I-Access became a wholly owned subsidiary of EduTech. The acquisition was made pursuant to a share purchase agreement, dated as of January 31, 2022, (the “Share Purchase Agreement”), by and among EduTech and the former I-Access shareholders. As of December 31, 2022, former I-Access shareholders owned 2.98% of EduTech and such shares were included in redeemable noncontrolling interest. Refer to (“Note 3 - Business Combination”) for further details.